Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.
(a)
....................... 817 $ 48,914
Axon Enterprise, Inc.
(a)
................ 258 80,723
BWX Technologies, Inc. ............... 1,713 175,788
Curtiss-Wright Corp. .................. 2,166 554,366
Huntington Ingalls Industries, Inc. ......... 909 264,946
Moog, Inc. , Class A .................. 139 22,192
Textron, Inc. ....................... 1,370 131,424
1,278,353
Air Freight & Logistics — 0.5%
GXO Logistics, Inc.
(a) (b)
................ 13,332 716,728
Hub Group, Inc. , Class A ............... 1,416 61,200
777,928
Automobile Components — 1.8%
Adient plc
(a)
........................ 40,684 1,339,317
BorgWarner, Inc. .................... 5,971 207,433
Dana, Inc. ......................... 3,275 41,593
Lear Corp. ........................ 5,684 823,498
Visteon Corp.
(a)
..................... 4,094 481,495
2,893,336
Banks — 4.4%
Amalgamated Financial Corp. ........... 12,870 308,880
Ameris Bancorp ..................... 1,673 80,940
Bank of Marin Bancorp ................ 274 4,595
BankFinancial Corp. .................. 2,418 25,389
Bar Harbor Bankshares ............... 2,403 63,631
Capital City Bank Group, Inc. ............ 1,274 35,290
Columbia Banking System, Inc. .......... 7,457 144,293
ConnectOne Bancorp, Inc. ............. 4,537 88,472
Enterprise Bancorp, Inc. ............... 1,803 46,824
Enterprise Financial Services Corp. ....... 4,360 176,842
FB Financial Corp. ................... 5,293 199,334
First Bank ......................... 3,174 43,611
First Business Financial Services, Inc. ...... 899 33,713
First Horizon Corp. ................... 40,363 621,590
First Internet Bancorp ................. 3,648 126,732
FNB Corp. ........................ 10,719 151,138
FNCB Bancorp, Inc. .................. 2,151 13,057
Glacier Bancorp, Inc. ................. 7,117 286,673
Hancock Whitney Corp. ............... 14,473 666,337
Heartland Financial USA, Inc. ........... 11,187 393,223
Heritage Commerce Corp. .............. 35,538 304,916
Heritage Financial Corp. ............... 112 2,172
HomeTrust Bancshares, Inc. ............ 2,907 79,477
Horizon Bancorp, Inc. ................. 16,432 210,823
Independent Bank Corp. ............... 33,541 850,264
Independent Bank Group, Inc. ........... 909 41,496
Lakeland Bancorp, Inc. ................ 4,415 53,421
Mercantile Bank Corp. ................ 2,127 81,868
Midland States Bancorp, Inc. ............ 10,842 272,459
Northrim BanCorp, Inc. ................ 886 44,752
OceanFirst Financial Corp. ............. 31,661 519,557
Republic First Bancorp, Inc.
(a)
............ 35,886 201
Shore Bancshares, Inc. ................ 2,789 32,073
Southern First Bancshares, Inc.
(a)
......... 1,370 43,511
Summit Financial Group, Inc. ............ 2,834 76,971
Univest Financial Corp. ................ 3,668 76,368
Valley National Bancorp
(b)
.............. 86,364 687,457
Western New England Bancorp, Inc. ....... 8,083 61,997
Wintrust Financial Corp. ............... 3,188 332,795
7,283,142
Security
Shares
Shares Value
Beverages — 0.6%
National Beverage Corp.
(a) (b)
............. 588 $ 27,906
Primo Water Corp. ................... 54,550 993,356
1,021,262
Biotechnology — 5.4%
(a)
ACADIA Pharmaceuticals, Inc. ........... 19,178 354,601
ADMA Biologics, Inc. ................. 3,701 24,427
Alector, Inc. ....................... 23,938 144,107
Aligos Therapeutics, Inc. ............... 1,131 1,108
Amicus Therapeutics, Inc. .............. 2,154 25,374
Apellis Pharmaceuticals, Inc. ............ 2,852 167,640
Arcturus Therapeutics Holdings, Inc. ....... 5,851 197,588
Blueprint Medicines Corp. .............. 4,594 435,787
CareDx, Inc. ....................... 6,404 67,818
Catalyst Pharmaceuticals, Inc. ........... 3,826 60,986
CG oncology, Inc. ................... 2,036 89,380
Cytokinetics, Inc. .................... 230 16,125
Deciphera Pharmaceuticals, Inc. ......... 10,993 172,920
Denali Therapeutics, Inc. ............... 2,789 57,230
Exact Sciences Corp.
(b)
................ 9,044 624,579
Exelixis, Inc. ....................... 20,205 479,465
Fate Therapeutics, Inc. ................ 12,324 90,458
Halozyme Therapeutics, Inc. ............ 10,457 425,391
Ideaya Biosciences, Inc. ............... 2,034 89,252
Intellia Therapeutics, Inc. .............. 12,994 357,465
Ionis Pharmaceuticals, Inc.
(b)
............ 10,296 446,332
Ipi Legacy Liquidation Co. .............. 2,621 19
iTeos Therapeutics, Inc. ............... 13,169 179,625
Kiniksa Pharmaceuticals Ltd. , Class A ...... 14,925 294,470
Kronos Bio, Inc. ..................... 25,540 33,202
Kura Oncology, Inc. .................. 5,528 117,912
Kyverna Therapeutics, Inc. ............. 1,153 28,640
Merus NV ......................... 588 26,478
Natera, Inc. ........................ 5,910 540,529
Neurocrine Biosciences, Inc. ............ 4,563 629,329
Protagonist Therapeutics, Inc. ........... 1,975 57,137
PTC Therapeutics, Inc. ................ 8,198 238,480
Quince Therapeutics, Inc. .............. 3,368 3,570
Relay Therapeutics, Inc. ............... 3,483 28,909
Sarepta Therapeutics, Inc.
(b)
............ 4,565 590,985
SQZ Biotechnologies Co. .............. 601 29
TG Therapeutics, Inc. ................. 4,208 64,004
Twist Bioscience Corp. ................ 2,407 82,584
Ultragenyx Pharmaceutical, Inc. .......... 7,068 330,005
uniQure NV ........................ 12,945 67,314
United Therapeutics Corp. .............. 2,369 544,207
Vanda Pharmaceuticals, Inc. ............ 44,993 184,921
Vaxcyte, Inc. ....................... 576 39,347
Veracyte, Inc. ...................... 1,638 36,298
Vericel Corp. ....................... 1,990 103,520
Viking Therapeutics, Inc. ............... 665 54,530
Vir Biotechnology, Inc. ................ 20,718 209,873
Voyager Therapeutics, Inc. ............. 4,503 41,923
Zymeworks, Inc. .................... 2,602 27,373
8,883,246
Broadline Retail — 0.3%
Kohl's Corp.
(b)
...................... 14,811 431,740
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 561 44,639
476,379
Building Products — 3.9%
A O Smith Corp. .................... 19,208 1,718,348
Advanced Drainage Systems, Inc. ........ 2,297 395,635
AZEK Co., Inc. (The) , Class A
(a)
.......... 16,364 821,800
Builders FirstSource, Inc.
(a)
............. 4,902 1,022,312

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Caesarstone Ltd.
(a)
................... 10,556 $ 43,174
JELD-WEN Holding, Inc.
(a)
.............. 9,307 197,588
Lennox International, Inc. .............. 572 279,571
Masonite International Corp.
(a)
........... 572 75,189
Owens Corning ..................... 6,869 1,145,749
Resideo Technologies, Inc.
(a)
............ 7,518 168,554
Trex Co., Inc.
(a)
..................... 5,158 514,510
6,382,430
Capital Markets — 2.3%
Evercore, Inc. , Class A ................ 1,755 337,995
Federated Hermes, Inc. , Class B ......... 4,276 154,449
Houlihan Lokey, Inc. , Class A ............ 7,631 978,218
Invesco Ltd. ....................... 57,167 948,401
Lazard, Inc. ....................... 534 22,359
Raymond James Financial, Inc. .......... 199 25,556
Robinhood Markets, Inc. , Class A
(a)
........ 1,495 30,094
SEI Investments Co. .................. 7,884 566,860
Victory Capital Holdings, Inc. , Class A ...... 4,987 211,598
Virtu Financial, Inc. , Class A ............. 2,344 48,099
XP, Inc. , Class A .................... 16,876 433,038
3,756,667
Chemicals — 2.2%
Cabot Corp. ....................... 5,517 508,667
CF Industries Holdings, Inc. ............. 270 22,467
Huntsman Corp. .................... 41,120 1,070,354
Koppers Holdings, Inc. ................ 668 36,854
Minerals Technologies, Inc. ............. 6,668 501,967
Quaker Chemical Corp. ............... 950 194,987
Rayonier Advanced Materials, Inc.
(a) (b)
...... 10,985 52,508
RPM International, Inc. ................ 10,713 1,274,311
3,662,115
Commercial Services & Supplies — 0.4%
BrightView Holdings, Inc.
(a)
............. 17,454 207,703
Healthcare Services Group, Inc.
(a)
......... 2,212 27,606
Tetra Tech, Inc. ..................... 1,971 364,063
599,372
Communications Equipment — 0.8%
(a)
Calix, Inc. ......................... 3,975 131,811
Ciena Corp. ....................... 12,251 605,812
NETGEAR, Inc. ..................... 19,586 308,871
Viasat, Inc.
(b)
....................... 10,557 190,976
1,237,470
Construction & Engineering — 2.9%
AECOM .......................... 21,857 2,143,735
Comfort Systems USA, Inc. ............. 1,044 331,689
EMCOR Group, Inc. .................. 5,595 1,959,369
Fluor Corp.
(a)
....................... 4,734 200,154
MasTec, Inc.
(a)
...................... 242 22,566
Matrix Service Co.
(a)
.................. 8,929 116,345
4,773,858
Construction Materials — 0.0%
Summit Materials, Inc. , Class A
(a)
......... 430 19,165
Consumer Finance — 2.0%
Enova International, Inc.
(a)
.............. 15,563 977,823
EZCORP, Inc. , Class A
(a) (b)
.............. 23,447 265,655
FirstCash Holdings, Inc. ............... 5,635 718,688
OneMain Holdings, Inc.
(b)
.............. 11,349 579,820
Oportun Financial Corp.
(a)
.............. 18,310 44,493
PRA Group, Inc.
(a)
................... 6,043 157,602
PROG Holdings, Inc. ................. 9,316 320,843
Security
Shares
Shares Value
Consumer Finance (continued)
Regional Management Corp. ............ 9,597 $ 232,343
3,297,267
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc. ............ 4,156 1,323,478
Performance Food Group Co.
(a)
.......... 13,926 1,039,437
SpartanNash Co. .................... 929 18,775
US Foods Holding Corp.
(a)
.............. 2,680 144,639
2,526,329
Containers & Packaging — 0.3%
WestRock Co. ...................... 10,565 522,439
Diversified Consumer Services — 0.5%
American Public Education, Inc.
(a)
......... 1,213 17,225
Chegg, Inc.
(a)
....................... 5,181 39,220
Duolingo, Inc. , Class A
(a)
............... 634 139,848
Frontdoor, Inc.
(a)
..................... 7,346 239,333
Laureate Education, Inc. ............... 25,087 365,517
801,143
Diversified REITs — 0.2%
American Assets Trust, Inc. ............. 15,409 337,611
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc. ..... 256 16,724
EchoStar Corp. , Class A
(a)
.............. 3,127 44,560
Frontier Communications Parent, Inc.
(a)
..... 8,125 199,063
Ooma, Inc.
(a)
....................... 30,247 258,007
518,354
Electric Utilities — 0.5%
Portland General Electric Co.
(b)
........... 20,063 842,646
Electrical Equipment — 2.3%
Atkore, Inc.
(b)
....................... 7,378 1,404,476
Encore Wire Corp. ................... 2,629 690,849
EnerSys .......................... 2,053 193,926
Freyr Battery, Inc.
(a)
.................. 2,352 3,951
Hubbell, Inc. ....................... 1,388 576,090
Sensata Technologies Holding plc ......... 1,699 62,421
Vertiv Holdings Co. , Class A ............ 9,881 806,981
3,738,694
Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc.
(a)
............... 3,698 478,743
Avnet, Inc. ........................ 4,707 233,373
Fabrinet
(a)
......................... 801 151,405
Flex Ltd.
(a)
......................... 46,406 1,327,676
Insight Enterprises, Inc.
(a)
.............. 857 158,991
Itron, Inc.
(a)
........................ 2,591 239,719
Kimball Electronics, Inc.
(a)
.............. 1,033 22,364
Sanmina Corp.
(a)
.................... 5,525 343,545
TD SYNNEX Corp. ................... 16,147 1,826,226
TTM Technologies, Inc.
(a)
............... 29,302 458,576
5,240,618
Energy Equipment & Services — 0.4%
Borr Drilling Ltd. ..................... 4,568 31,291
Helmerich & Payne, Inc.
(b)
.............. 5,482 230,573
Liberty Energy, Inc. , Class A ............ 6,712 139,073
ProPetro Holding Corp.
(a) (b)
............. 25,592 206,783
Schlumberger NV ................... 1,004 55,029
Transocean Ltd.
(a) (b)
.................. 9,849 61,852
724,601
Entertainment — 0.5%
Gaia, Inc. , Class A
(a)
.................. 1,508 4,644
Lions Gate Entertainment Corp. , Class A
(a)
... 11,991 119,310

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Lions Gate Entertainment Corp. , Class B
(a)
... 12,150 $ 113,117
Playtika Holding Corp.
(b)
............... 14,413 101,612
Roku, Inc. , Class A
(a)
................. 6,936 452,019
790,702
Financial Services — 2.4%
Affirm Holdings, Inc. , Class A
(a)
........... 9,790 364,775
Euronet Worldwide, Inc.
(a)
.............. 10,156 1,116,449
Jack Henry & Associates, Inc. ........... 3,745 650,619
MGIC Investment Corp. ............... 2,484 55,542
Pagseguro Digital Ltd. , Class A
(a)
......... 75,394 1,076,626
Repay Holdings Corp. , Class A
(a)
......... 6,064 66,704
StoneCo Ltd. , Class A
(a)
............... 31,009 515,060
Toast, Inc. , Class A
(a)
................. 7,044 175,537
4,021,312
Food Products — 0.7%
Flowers Foods, Inc. .................. 15,880 377,150
Simply Good Foods Co. (The)
(a)
.......... 7,542 256,654
Vital Farms, Inc.
(a)
................... 18,814 437,426
1,071,230
Gas Utilities — 1.4%
New Jersey Resources Corp.
(b)
.......... 23,254 997,829
ONE Gas, Inc.
(b)
..................... 8,214 530,050
UGI Corp. ......................... 33,800 829,452
2,357,331
Ground Transportation — 0.9%
Covenant Logistics Group, Inc. , Class A ..... 1,942 90,031
Saia, Inc.
(a)
........................ 2,293 1,341,405
Schneider National, Inc. , Class B ......... 1,876 42,473
1,473,909
Health Care Equipment & Supplies — 1.8%
Accuray, Inc.
(a)
...................... 14,060 34,728
AngioDynamics, Inc.
(a)
................ 4,090 24,008
Enovis Corp.
(a) (b)
..................... 10,963 684,639
Envista Holdings Corp.
(a)
............... 41,049 877,628
Establishment Labs Holdings, Inc.
(a)
....... 521 26,519
Haemonetics Corp.
(a)
................. 1,473 125,721
ICU Medical, Inc.
(a)
................... 234 25,113
Inmode Ltd.
(a)
...................... 1,565 33,820
Inspire Medical Systems, Inc.
(a)
.......... 1,203 258,392
iRadimed Corp. ..................... 392 17,244
Lantheus Holdings, Inc.
(a)
.............. 397 24,709
Merit Medical Systems, Inc.
(a) (b)
........... 5,897 446,698
Novocure Ltd.
(a)
..................... 13,043 203,862
Omnicell, Inc.
(a)
..................... 531 15,521
Penumbra, Inc.
(a)
.................... 314 70,079
Tactile Systems Technology, Inc.
(a)
........ 3,054 49,627
Varex Imaging Corp.
(a)
................ 2,197 39,766
2,958,074
Health Care Providers & Services — 2.0%
AdaptHealth Corp.
(a)
.................. 3,677 42,322
Alignment Healthcare, Inc.
(a)
............ 2,797 13,873
CareMax, Inc.
(a)
..................... 148 713
Chemed Corp. ...................... 1,924 1,235,073
Cross Country Healthcare, Inc.
(a)
......... 1,527 28,586
Ensign Group, Inc. (The) ............... 6,550 814,951
Guardant Health, Inc.
(a)
................ 10,044 207,208
PetIQ, Inc. , Class A
(a)
................. 8,034 146,862
Privia Health Group, Inc.
(a)
.............. 2,346 45,958
Surgery Partners, Inc.
(a)
............... 12,759 380,601
Tenet Healthcare Corp.
(a)
............... 2,866 301,245
3,217,392
Security
Shares
Shares Value
Health Care Technology — 0.7%
(a)
American Well Corp. , Class A ........... 57,295 $ 46,449
Health Catalyst, Inc. .................. 13,770 103,688
Teladoc Health, Inc. .................. 63,420 957,642
1,107,779
Hotel & Resort REITs — 1.2%
Braemar Hotels & Resorts, Inc. .......... 23,602 47,204
Host Hotels & Resorts, Inc. ............. 1,079 22,314
Park Hotels & Resorts, Inc. ............. 83,985 1,468,898
RLJ Lodging Trust ................... 8,765 103,602
Ryman Hospitality Properties, Inc. ........ 2,156 249,255
Summit Hotel Properties, Inc. ............ 2,657 17,297
1,908,570
Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp. .................. 29,540 1,988,633
Marriott Vacations Worldwide Corp. ........ 2,517 271,156
PlayAGS, Inc.
(a)
..................... 3,494 31,376
Texas Roadhouse, Inc. ................ 5,914 913,535
Wingstop, Inc. ...................... 3,244 1,188,602
4,393,302
Household Durables — 3.2%
Century Communities, Inc. ............. 1,424 137,416
GoPro, Inc. , Class A
(a)
................. 20,740 46,250
Installed Building Products, Inc. .......... 3,533 914,093
Leggett & Platt, Inc.
(b)
................. 41,348 791,814
MDC Holdings, Inc. .................. 405 25,479
PulteGroup, Inc. .................... 3,563 429,769
Taylor Morrison Home Corp.
(a)
........... 1,412 87,784
Toll Brothers, Inc. .................... 12,092 1,564,342
TopBuild Corp.
(a)
.................... 2,650 1,167,935
TRI Pointe Homes, Inc.
(a)
............... 2,437 94,214
Universal Electronics, Inc.
(a)
............. 2,845 28,478
Vizio Holding Corp. , Class A
(a)
........... 1,974 21,596
5,309,170
Household Products — 0.2%
Central Garden & Pet Co. , Class A
(a)
....... 10,172 375,550
Independent Power and Renewable Electricity Producers — 0.0%
Clearway Energy, Inc. , Class A ........... 3,151 67,778
Insurance — 3.2%
Ambac Financial Group, Inc.
(a)
........... 1,546 24,164
Brighthouse Financial, Inc.
(a)
............ 1,589 81,897
Crawford & Co. , Class A ............... 3,089 29,129
Everest Group Ltd. ................... 825 327,938
Globe Life, Inc. ..................... 7,342 854,389
Kinsale Capital Group, Inc.
(b)
............ 957 502,176
Reinsurance Group of America, Inc. ....... 10,846 2,091,977
Selective Insurance Group, Inc. .......... 3,184 347,597
Unum Group
(b)
...................... 17,908 960,943
5,220,210
Interactive Media & Services — 0.7%
Bumble, Inc. , Class A
(a)
................ 43,581 494,644
Cargurus, Inc. , Class A
(a)
............... 1,315 30,350
Outbrain, Inc.
(a)
..................... 9,264 36,593
Shutterstock, Inc.
(b)
................... 3,303 151,311
Taboola.com Ltd.
(a)
................... 35,623 158,166
Yelp, Inc.
(a)
........................ 1,629 64,183
ZipRecruiter, Inc. , Class A
(a)
............. 22,674 260,524
1,195,771
IT Services — 0.4%
(a)
Fastly, Inc. , Class A .................. 3,631 47,094
Kyndryl Holdings, Inc. ................. 24,945 542,803

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Unisys Corp. ....................... 5,276 $ 25,905
Wix.com Ltd. ....................... 550 75,614
691,416
Leisure Products — 0.0%
Mattel, Inc.
(a)
....................... 915 18,126
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. , Class A
(a)
........... 516 19,365
Bio-Techne Corp. .................... 1,918 135,008
Bruker Corp. ....................... 5,652 530,949
Charles River Laboratories International, Inc.
(a)
705 191,020
Codexis, Inc.
(a)
...................... 19,564 68,278
Medpace Holdings, Inc.
(a)
.............. 1,318 532,670
Personalis, Inc.
(a)
.................... 75,580 112,614
QIAGEN NV
(a)
...................... 2,152 92,515
Repligen Corp.
(a)
.................... 637 117,157
Seer, Inc. , Class A
(a)
.................. 34,422 65,402
1,864,978
Machinery — 3.8%
Astec Industries, Inc. ................. 1 44
Donaldson Co., Inc. .................. 7,280 543,670
Flowserve Corp. .................... 42,382 1,936,010
Graco, Inc. ........................ 620 57,945
Kennametal, Inc.
(b)
................... 6,968 173,782
Manitowoc Co., Inc. (The)
(a)
............. 14,359 203,036
Mueller Industries, Inc. ................ 14,256 768,826
Oshkosh Corp. ..................... 16,766 2,090,888
Snap-on, Inc. ...................... 1,494 442,553
Terex Corp. ........................ 1,158 74,575
6,291,329
Marine Transportation — 0.1%
Matson, Inc. ....................... 1,583 177,929
Media — 0.5%
Cable One, Inc.
(b)
.................... 519 219,605
comScore, Inc.
(a)
.................... 325 5,005
Gray Television, Inc. .................. 9,051 57,202
Integral Ad Science Holding Corp.
(a)
....... 1,188 11,844
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
1,937 57,529
New York Times Co. (The) , Class A ........ 1,383 59,773
PubMatic, Inc. , Class A
(a)
............... 6,591 156,339
TEGNA, Inc. ....................... 5,079 75,880
Thryv Holdings, Inc.
(a)
................. 6,293 139,893
783,070
Metals & Mining — 1.6%
Alcoa Corp. ........................ 30,451 1,028,939
Cleveland-Cliffs, Inc.
(a)
................ 17,707 402,657
Materion Corp. ..................... 432 56,916
Olympic Steel, Inc. ................... 2,029 143,816
Radius Recycling, Inc. , Class A .......... 557 11,769
Royal Gold, Inc. ..................... 4,808 585,662
Ryerson Holding Corp. ................ 1,285 43,048
United States Steel Corp. .............. 5,752 234,567
Warrior Met Coal, Inc. ................. 858 52,081
2,559,455
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Granite Point Mortgage Trust, Inc. ........ 13,379 63,818
Multi-Utilities — 0.0%
Avista Corp.
(b)
...................... 1,982 69,410
Office REITs — 0.5%
Brandywine Realty Trust ............... 7,480 35,904
Cousins Properties, Inc. ............... 3,014 72,457
Security
Shares
Shares Value
Office REITs (continued)
Equity Commonwealth
(a)
............... 37,197 $ 702,279
Paramount Group, Inc. ................ 18,728 87,834
898,474
Oil, Gas & Consumable Fuels — 4.3%
Antero Resources Corp.
(a)
.............. 7,817 226,693
Ardmore Shipping Corp. ............... 9,425 154,759
Callon Petroleum Co.
(a)
................ 881 31,505
Delek US Holdings, Inc. ............... 6,289 193,324
EOG Resources, Inc. ................. 5,048 645,336
HF Sinclair Corp. .................... 21,837 1,318,300
International Seaways, Inc. ............. 3,536 188,115
Magnolia Oil & Gas Corp. , Class A
(b)
....... 32,969 855,546
Murphy Oil Corp. .................... 29,786 1,361,220
Ovintiv, Inc. ........................ 1,272 66,017
PBF Energy, Inc. , Class A .............. 13,583 781,973
Scorpio Tankers, Inc. ................. 2,119 151,614
SM Energy Co.
(b)
.................... 14,244 710,063
World Kinect Corp.
(b)
.................. 13,486 356,705
7,041,170
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 1,794 150,535
Passenger Airlines — 0.8%
Alaska Air Group, Inc.
(a) (b)
.............. 22,279 957,774
Copa Holdings SA , Class A ............. 620 64,579
JetBlue Airways Corp.
(a)
............... 43,702 324,269
1,346,622
Personal Care Products — 0.1%
(a)
BellRing Brands, Inc. ................. 1,523 89,903
elf Beauty, Inc. ..................... 365 71,551
Nature's Sunshine Products, Inc. ......... 1,667 34,623
196,077
Pharmaceuticals — 1.9%
Alto Neuroscience, Inc.
(a)
............... 31 476
Atea Pharmaceuticals, Inc.
(a)
............ 20,740 83,790
Corcept Therapeutics, Inc.
(a) (b)
........... 28,069 707,058
Elanco Animal Health, Inc.
(a)
............. 46,107 750,622
Harmony Biosciences Holdings, Inc.
(a) (b)
..... 5,202 174,683
Jazz Pharmaceuticals plc
(a)
............. 3,681 443,266
Perrigo Co. plc ..................... 16,230 522,444
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 17,290 )
(a) (c)
..................... 1,650 2,488
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 13,332 454,754
Tricida, Inc.
(a) (d)
..................... 14,390 —
3,139,581
Professional Services — 2.9%
ExlService Holdings, Inc.
(a) (b)
............ 43,564 1,385,335
Genpact Ltd. ....................... 14,777 486,902
Insperity, Inc. ....................... 13,668 1,498,149
KBR, Inc. ......................... 1,084 69,007
Kelly Services, Inc. , Class A ............. 5,396 135,116
ManpowerGroup, Inc. ................. 450 34,938
Maximus, Inc. ...................... 8,202 688,148
Robert Half, Inc. .................... 5,845 463,392
4,760,987
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.
(a)
............ 37,845 233,882
eXp World Holdings, Inc.
(b)
.............. 11,465 118,434
Forestar Group, Inc.
(a)
................. 1,037 41,677
Jones Lang LaSalle, Inc.
(a)
.............. 922 179,873
Opendoor Technologies, Inc.
(a) (b)
.......... 10,787 32,685
Zillow Group, Inc. , Class A
(a)
............ 1,438 68,822

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C
(a)
............ 3,142 $ 153,267
828,640
Residential REITs — 0.7%
Camden Property Trust ................ 5,766 567,374
Independence Realty Trust, Inc. .......... 30,014 484,126
NexPoint Residential Trust, Inc. .......... 5,319 171,219
1,222,719
Retail REITs — 1.5%
Brixmor Property Group, Inc. ............ 74,878 1,755,889
Kimco Realty Corp. .................. 13,553 265,774
Kite Realty Group Trust ................ 18,420 399,346
2,421,009
Semiconductors & Semiconductor Equipment — 1.8%
Amkor Technology, Inc. ................ 1,911 61,611
Astera Labs, Inc.
(a)
................... 1,758 130,426
Axcelis Technologies, Inc.
(a)
............. 4,969 554,143
Cirrus Logic, Inc.
(a)
................... 8,816 816,009
Maxeon Solar Technologies Ltd.
(a)
......... 2,644 8,804
MaxLinear, Inc.
(a)
.................... 7,820 145,999
Photronics, Inc.
(a)
.................... 2,185 61,879
Power Integrations, Inc.
(b)
.............. 16,981 1,214,991
2,993,862
Software — 7.2%
8x8, Inc.
(a)
......................... 52,309 141,234
ACI Worldwide, Inc.
(a)
................. 11,142 370,026
Appfolio, Inc. , Class A
(a)
............... 454 112,020
AppLovin Corp. , Class A
(a)
.............. 11,505 796,376
Clear Secure, Inc. , Class A ............. 4,387 93,312
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 1,688 29,861
CommVault Systems, Inc.
(a)
............. 4,324 438,583
Confluent, Inc. , Class A
(a)
.............. 10,936 333,767
Domo, Inc. , Class B
(a)
................. 5,361 47,820
Dropbox, Inc. , Class A
(a)
............... 12,268 298,112
Elastic NV
(a)
....................... 979 98,135
Everbridge, Inc.
(a)
.................... 1,046 36,432
Five9, Inc.
(a)
....................... 10,371 644,143
Gitlab, Inc. , Class A
(a)
................. 1,578 92,029
Hut 8 Corp.
(a)
....................... 4,915 54,262
Informatica, Inc. , Class A
(a)
............. 5,133 179,655
Intapp, Inc.
(a)
....................... 447 15,332
JFrog Ltd.
(a)
........................ 4,183 184,972
Manhattan Associates, Inc.
(a)
............ 8,576 2,145,972
MicroStrategy, Inc. , Class A
(a)
............ 255 434,663
Nutanix, Inc. , Class A
(a)
................ 30,962 1,910,975
Pegasystems, Inc. ................... 6,167 398,635
Q2 Holdings, Inc.
(a) (b)
.................. 12,988 682,649
Qualys, Inc.
(a) (b)
..................... 1,571 262,153
RingCentral, Inc. , Class A
(a)
............. 2,654 92,200
SEMrush Holdings, Inc. , Class A
(a)
........ 12,925 171,386
SentinelOne, Inc. , Class A
(a)
............. 2,124 49,510
Smartsheet, Inc. , Class A
(a)
............. 7,215 277,778
Teradata Corp.
(a)
.................... 26,533 1,026,031
Upland Software, Inc.
(a)
................ 36,896 114,009
Varonis Systems, Inc.
(a)
................ 3,014 142,170
Workiva, Inc. , Class A
(a)
................ 481 40,789
Zeta Global Holdings Corp. , Class A
(a)
...... 4,166 45,534
Zuora, Inc. , Class A
(a)
................. 16,628 151,647
11,912,172
Specialized REITs — 0.7%
Lamar Advertising Co. , Class A .......... 9,011 1,076,003
Security
Shares
Shares Value
Specialty Retail — 3.4%
1-800-Flowers.com, Inc. , Class A
(a)
........ 5,056 $ 54,756
Aaron's Co., Inc. (The) ................ 37,527 281,453
Abercrombie & Fitch Co. , Class A
(a)
........ 1,675 209,928
Asbury Automotive Group, Inc.
(a)
.......... 1,729 407,664
AutoNation, Inc.
(a)
.................... 1,243 205,816
CarParts.com, Inc.
(a)
.................. 1,118 1,811
Carvana Co. , Class A
(a)
................ 1,428 125,535
Chewy, Inc. , Class A
(a)
................ 8,569 136,333
Five Below, Inc.
(a)
.................... 3,194 579,328
Gap, Inc. (The)
(b)
.................... 5,473 150,781
Group 1 Automotive, Inc. ............... 180 52,601
Murphy USA, Inc. ................... 2,886 1,209,811
Penske Automotive Group, Inc.
(b)
......... 4,695 760,543
Petco Health & Wellness Co., Inc.
(a) (b)
...... 82,252 187,535
Revolve Group, Inc. , Class A
(a)
........... 4,332 91,708
RH
(a)
............................ 236 82,189
Stitch Fix, Inc. , Class A
(a)
............... 19,945 52,655
Upbound Group, Inc. ................. 3,698 130,207
Urban Outfitters, Inc.
(a)
................ 8,937 388,045
Wayfair, Inc. , Class A
(a)
................ 6,998 475,024
Zumiez, Inc.
(a)
...................... 784 11,909
5,595,632
Technology Hardware, Storage & Peripherals — 0.8%
(a)
Pure Storage, Inc. , Class A ............. 5,585 290,364
Super Micro Computer, Inc. ............. 934 943,368
1,233,732
Textiles, Apparel & Luxury Goods — 2.5%
Deckers Outdoor Corp.
(a)
............... 1,494 1,406,242
G-III Apparel Group Ltd.
(a)
.............. 13,307 386,036
Ralph Lauren Corp. , Class A ............ 8,058 1,512,970
Skechers USA, Inc. , Class A
(a)
........... 11,871 727,218
4,032,466
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc. ....... 1,819 359,343
Beacon Roofing Supply, Inc.
(a)
........... 6,771 663,693
BlueLinx Holdings, Inc.
(a)
............... 1,283 167,098
Boise Cascade Co. .................. 11,474 1,759,767
DNOW, Inc.
(a)
...................... 15,760 239,552
GATX Corp. ....................... 6,808 912,476
GMS, Inc.
(a)
........................ 322 31,344
H&E Equipment Services, Inc. ........... 716 45,953
Rush Enterprises, Inc. , Class A
(b)
......... 1,332 71,289
WESCO International, Inc. .............. 943 161,517
4,412,032
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. .......... 3,622 58,024
United States Cellular Corp.
(a)
........... 464 16,936
74,960
Total Long-Term Investments — 99 .0%
(Cost: $ 143,180,056 ) .............................. 162,918,709

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(g)
.................. 13,281,937 $ 13,288,577
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 1,612,969 1,612,969
Total Short-Term Securities — 9 .1%
(Cost: $ 14,901,546 ) ............................... 14,901,546
Total Investments — 108 .1%
(Cost: $ 158,081,602 ) .............................. 177,820,255
Liabilities in Excess of Other Assets — (8.1) % ............. (13,379,980)
Net Assets — 100.0% ...............................
$ 164,440,275
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,488, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 13,288,760
(a)
$ — $ (183) $ — $ 13,288,577 13,281,937 $ 12,666
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,597,142 15,827
(a)
— — — 1,612,969 1,612,969 17,388 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 17,997,844 — (17,995,793)
(a)
(1,919) (132) — — — —
$ (2,102) $ (132) $ 14,901,546 $ 30,054 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage SMID Cap V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 17 06/21/24 $ 1,824 $ 46,463
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 1,278,353 $ — $ — $ 1,278,353
Air Freight & Logistics .................................... 777,928 — — 777,928
Automobile Components .................................. 2,893,336 — — 2,893,336
Banks ............................................... 7,283,142 — — 7,283,142
Beverages ........................................... 1,021,262 — — 1,021,262
Biotechnology ......................................... 8,883,246 — — 8,883,246
Broadline Retail ........................................ 476,379 — — 476,379
Building Products ....................................... 6,382,430 — — 6,382,430
Capital Markets ........................................ 3,756,667 — — 3,756,667
Chemicals ............................................ 3,662,115 — — 3,662,115
Commercial Services & Supplies ............................. 599,372 — — 599,372
Communications Equipment ................................ 1,237,470 — — 1,237,470
Construction & Engineering ................................ 4,773,858 — — 4,773,858
Construction Materials .................................... 19,165 — — 19,165
Consumer Finance ...................................... 3,297,267 — — 3,297,267
Consumer Staples Distribution & Retail ........................ 2,526,329 — — 2,526,329
Containers & Packaging .................................. 522,439 — — 522,439
Diversified Consumer Services .............................. 801,143 — — 801,143
Diversified REITs ....................................... 337,611 — — 337,611
Diversified Telecommunication Services ........................ 518,354 — — 518,354
Electric Utilities ........................................ 842,646 — — 842,646
Electrical Equipment ..................................... 3,738,694 — — 3,738,694
Electronic Equipment, Instruments & Components ................. 5,240,618 — — 5,240,618

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage SMID Cap V.I. Fund

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ 724,601 $ — $ — $ 724,601
Entertainment ......................................... 790,702 — — 790,702
Financial Services ...................................... 4,021,312 — — 4,021,312
Food Products ......................................... 1,071,230 — — 1,071,230
Gas Utilities ........................................... 2,357,331 — — 2,357,331
Ground Transportation ................................... 1,473,909 — — 1,473,909
Health Care Equipment & Supplies ........................... 2,958,074 — — 2,958,074
Health Care Providers & Services ............................ 3,217,392 — — 3,217,392
Health Care Technology .................................. 1,107,779 — — 1,107,779
Hotel & Resort REITs .................................... 1,908,570 — — 1,908,570
Hotels, Restaurants & Leisure .............................. 4,393,302 — — 4,393,302
Household Durables ..................................... 5,309,170 — — 5,309,170
Household Products ..................................... 375,550 — — 375,550
Independent Power and Renewable Electricity Producers ............ 67,778 — — 67,778
Insurance ............................................ 5,220,210 — — 5,220,210
Interactive Media & Services ............................... 1,195,771 — — 1,195,771
IT Services ........................................... 691,416 — — 691,416
Leisure Products ....................................... 18,126 — — 18,126
Life Sciences Tools & Services .............................. 1,864,978 — — 1,864,978
Machinery ............................................ 6,291,329 — — 6,291,329
Marine Transportation .................................... 177,929 — — 177,929
Media ............................................... 783,070 — — 783,070
Metals & Mining ........................................ 2,559,455 — — 2,559,455
Mortgage Real Estate Investment Trusts (REITs) .................. 63,818 — — 63,818
Multi-Utilities .......................................... 69,410 — — 69,410
Office REITs .......................................... 898,474 — — 898,474
Oil, Gas & Consumable Fuels ............................... 7,041,170 — — 7,041,170
Paper & Forest Products .................................. 150,535 — — 150,535
Passenger Airlines ...................................... 1,346,622 — — 1,346,622
Personal Care Products .................................. 196,077 — — 196,077
Pharmaceuticals ....................................... 3,137,093 2,488 — 3,139,581
Professional Services .................................... 4,760,987 — — 4,760,987
Real Estate Management & Development ....................... 828,640 — — 828,640
Residential REITs ....................................... 1,222,719 — — 1,222,719
Retail REITs .......................................... 2,421,009 — — 2,421,009
Semiconductors & Semiconductor Equipment .................... 2,993,862 — — 2,993,862
Software ............................................. 11,912,172 — — 11,912,172
Specialized REITs ...................................... 1,076,003 — — 1,076,003
Specialty Retail ........................................ 5,595,632 — — 5,595,632
Technology Hardware, Storage & Peripherals .................... 1,233,732 — — 1,233,732
Textiles, Apparel & Luxury Goods ............................ 4,032,466 — — 4,032,466
Trading Companies & Distributors ............................ 4,412,032 — — 4,412,032
Wireless Telecommunication Services ......................... 74,960 — — 74,960
Short-Term Securities
Money Market Funds ...................................... 14,901,546 — — 14,901,546
$ 177,817,767 $ 2,488 $ — $ 177,820,255
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 46,463 $ — $ — $ 46,463
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)